Note 17 - Commitments And Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Investment Per Fund [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation	$ 5.0
Total Commitment [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation	15.0
Paid to Date [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation	$ 11.7